Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000033625 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033625 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033625 | BNY-G5960L103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033625 | BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033625 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033625 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033625 | BNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033625 | BNY-631103108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033625 | BNY-438516106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033625 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033625 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033625 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000033625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000033625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000033625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000033625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033628 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033628 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033628 | BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033628 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033628 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033628 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033628 | BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033628 | BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033628 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033628 | BNY-110122108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033628 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033628 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033628 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000033628 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033628 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033628 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000033628 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000033628 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033628 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033628 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033628 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000033628 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033630 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033630 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033630 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033630 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033630 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033630 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033630 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033630 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033630 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033630 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033630 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033630 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033630 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000033630 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000033630 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000033630 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000033630 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033630 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033630 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033630 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000033630 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033630 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000042151 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042151 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000042151 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042151 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042151 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042151 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042151 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000042151 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000042151 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042151 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042151 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042151 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000042151 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000042151 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000042151 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000042151 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000042151 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042151 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042151 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042151 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000042151 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000042151 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033631 | BNY-03743Q108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033631 | BNY-92556V106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033631 | BNY-086516101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | BNY-418056107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | BNY-71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | BNY-354613101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | BNY-03676B102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | BNY-189054109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | BNY-681919106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | BNY-025932104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033631 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033631 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000033631 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000033631 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033631 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033631 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033631 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033631 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000033631 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033631 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000033631 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000042152 | BNY-03743Q108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042152 | BNY-92556V106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042152 | BNY-125269100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042152 | BNY-69047Q102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042152 | BNY-G7496G103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042152 | BNY-00130H105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | BNY-013872106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | BNY-72147K108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | BNY-46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042152 | BNY-099724106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042152 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042152 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042152 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000042152 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000042152 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000042152 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000042152 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000042152 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042152 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000042152 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000042152 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000042152 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247879 | BNY-71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247879 | BNY-G7496G103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | BNY-01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247879 | BNY-G76279101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247879 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247879 | BNY-191098102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | BNY-243537107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | BNY-G3223R108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | BNY-533900106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000247879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000247879 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000247879 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000247879 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247879 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000247879 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247879 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000189527 | BNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189527 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-92343E102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000189527 | BNY-620076307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000189527 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189527 | BNY-315616102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-98980L101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-172755100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-00724F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-052769106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189527 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189527 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000189527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000189527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000189527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000189527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000189527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000189527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000189527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000126584 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126584 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000126584 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000126584 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000126584 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126584 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126584 | BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000126584 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126584 | BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126584 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126584 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000126584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000126584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000126584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000126584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000126584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126584 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126584 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000126584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000126584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000239901 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239901 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000239901 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000239901 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000239901 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239901 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000239901 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000239901 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000239901 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000239901 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000239901 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239901 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000239901 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000239901 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000239901 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000239901 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239901 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239901 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000239901 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000239901 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033632 | BNY-835495102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033632 | BNY-87240R107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033632 | BNY-50012A108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033632 | BNY-26884U109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033632 | BNY-128030202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033632 | BNY-668074305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | BNY-13057Q305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | BNY-703481101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | BNY-894164102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033632 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033632 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033632 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033632 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000033632 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000033632 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033632 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033632 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033632 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000033632 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000033632 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033632 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000033632 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000042153 | BNY-92333F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042153 | BNY-44952J104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042153 | BNY-57686G105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042153 | BNY-665531307
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042153 | BNY-088929104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-959802109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-928254101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-803607100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-76680R206
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-018581108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042153 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042153 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000042153 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000042153 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000042153 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000042153 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042153 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000042153 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000042153 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042153 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000042153 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000126585 | BNY-128030202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126585 | BNY-13057Q305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126585 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126585 | BNY-665531307
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | BNY-559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126585 | BNY-053807103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | BNY-118440106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126585 | BNY-92645B103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126585 | BNY-50189K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000126585 | BNY-19247A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126585 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126585 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000126585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000126585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000126585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000126585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000126585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000126585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000126585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247880 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | BNY-25402D102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247880 | BNY-576485205
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247880 | BNY-BN2QTL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | BNY-G9460G101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | BNY-739128106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | BNY-29275Y102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | BNY-861896108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | BNY-55825T103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247880 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247880 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247880 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000247880 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000247880 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000247880 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247880 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247880 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000247880 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247880 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000033617 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033617 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033617 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033617 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033617 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033617 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033617 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033617 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033617 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033617 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033617 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033617 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000033617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000033617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000033617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000042125 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042125 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042125 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042125 | BNY-98980L101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042125 | BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042125 | BNY-87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042125 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042125 | BNY-844741108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042125 | BNY-61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042125 | BNY-058498106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042125 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000042125 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000042125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000042125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000042125 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000042125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000042125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000042125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000042125 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000042125 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%

[1]	Represents less than 0.1%
[2]	Represents less than 0.1%